Right of Use Lease Assets (Details) - USD ($)		12 Months Ended
	Apr. 01, 2019	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Right of Use Lease Assets [Abstract]
Lease, practical expedient	false
Lease, Practical Expedient, Use of Hindsight [true false]	false
ROU assets and liablities	$ 2,559,646
Operating lease term		1 year
Total lease expense